Segment information - Revenue and non-current assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment information
Revenue	€ 7,910	€ 7,947	€ 7,618
Non-current assets	3,733	3,762	3,609
Netherlands
Segment information
Revenue	243	159	154
Non-current assets	351	51	60
Revenue from sales in distribution markets where group has no established legal entity	35
United States
Segment information
Revenue	2,073	2,119	1,951
Non-current assets	1,387	1,732	1,662
Other
Segment information
Revenue	5,594	5,669	5,513
Non-current assets	€ 1,995	€ 1,979	€ 1,887